Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss Attributable to WISeKey International Holding Ltd and Transfers to/from Noncontrolling Interest

	12 months ended December 31,
USD'000	2024	2023	2022
Net loss attributable to WISeKey International Holding Ltd	(23,216)	(15,213)	(27,475)
Increase / (decrease) in APIC for the sale of 84,592,712, 9,445,607 and nil Ordinary Shares of SEALSQ Corp	9,812	(147)	-
Decrease in APIC for the sale of 14,286; nil and nil Shares of WISe.ART AG	(42)	-	-
Net transfers (to) from noncontrolling interest	9,770	(147)	-
Change from net loss attributable to WISeKey International Holding Ltd’s shareholders and transfers (to) from noncontrolling interest	(13,446)	(15,360)	(27,475)